Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended				3 Months Ended	9 Months Ended
	Sep. 30, 2016	May 31, 2016	Feb. 29, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2016	Jan. 31, 2016	Jan. 31, 2015
Options and Warrants [Member]
Number of restricted shares issued, new issue	60,000				60,000	60,000
Expense related to the vesting of outstanding					$ 15,000	$ 54,551
Restricted Shares [Member] | Director [Member]
Number of restricted shares issued, new issue								940,595
Share price (in dollars per share)								$ 2
Restricted Shares [Member] | Former Interim Chief Executive Officer [Member]
Number of restricted shares issued, new issue				1,524,245
Restricted Shares [Member] | Chief Executive Officer [Member]
Number of restricted shares issued, new issue		1,100,453
Value of restricted stock grant						198,000
Share based compensation					$ 4,334	$ 7,223
Method used						Monte Carlo Simulation.
Expected term (in years)						6 years
Volatility rate						92.00%
Risk free interest rate						1.43%
Description of vesting rights

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.
-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

Restricted Shares [Member] | Vice President of U.S. Operations [Member]
Number of restricted shares issued, new issue	1,650,680				1,650,680	1,650,680
Value of restricted stock grant						$ 141,000
Share based compensation					$ 1,083
Method used						Monte Carlo Simulation.
Expected term (in years)						6 years
Volatility rate						92.00%
Risk free interest rate						1.35%
Description of vesting rights

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

Performance Market Based Stock Awards [Member]
Value of restricted stock grant				$ 92,000		$ 257,000
Share based compensation					7,125	$ 50,565
Method used						Monte Carlo Simulation.
Expected term (in years)						6 years
Volatility rate						88.00%
Risk free interest rate						1.79%
Description of vesting rights

The restricted shares will vest according to the following terms:

•	50% if the Company’s revenue for the first half of 2016 is at least 20% greater than revenue for the first half of 2015 and
•	50% if the Company has positive EBITDA (a non GAAP measure) for the first half of 2016.

Performance Market Based Stock Awards Dated February 2016 [Member]
Number of restricted shares issued, new issue			3,301,358
Value of restricted stock grant						$ 198,000
Share based compensation					8,773	$ 20,470
Method used						Monte Carlo Simulation.
Expected term (in years)						6 years
Volatility rate						91.00%
Risk free interest rate						1.34%
Description of vesting rights

The restricted shares will vest according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.
-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

Performance Market Based Stock Awards Dated February 2016 [Member] | Mr. Grant Sahag [Member]
Number of restricted shares issued, new issue			1,100,453
Performance Market Based Stock Awards Dated February 2016 [Member] | Mr. Ian Rhodes [Member]
Number of restricted shares issued, new issue			2,200,905
Performance Stock Awards January 2016 [Member]
Number of restricted shares issued, new issue							6,281,250
Share price (in dollars per share)							$ 0.12
Value of restricted stock grant						$ 509,000
Share based compensation					$ 127,195	$ 381,586
Method used						Monte Carlo Simulation.
Expected term (in years)						1 year
Volatility rate						106.00%
Risk free interest rate						0.65%